Provisions including post-retirement benefits	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Provisions including post-retirement benefits
8. Provisions including post-retirement benefits

	Pensions and post-retirement healthcare	Other employee entitlements(a)	Close-down and restoration/ environmental(b)	Other	Total 30 June 2022
	US$m	US$m	US$m	US$m	US$m
Opening Balance	2,098	394	14,542	1,002	18,036
Change in accounting policy(c)	—	—	—	17	17
Revision to opening balance	2,098	394	14,542	1,019	18,053
Adjustment on currency translation	(20)	(19)	(514)	(34)	(587)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions(d)	—	—	345	—	345
Charged/(credited) to profit:
– increases to existing and new provisions(d)	62	57	206	200	525
– unused amounts reversed	—	(10)	(18)	(26)	(54)
– exchange losses on provisions	—	—	24	1	25
– amortisation of discount(d)	—	—	503	1	504
Utilised in the period	(66)	(56)	(256)	(51)	(429)
Re-measurement gains recognised in other comprehensive income	(739)	—	—	—	(739)
Transfers and other movements	—	—	3	(14)	(11)
Closing balance	1,335	366	14,835	1,096	17,632
Balance sheet analysis:
Current	68	293	1,145	802	2,308
Non-current	1,267	73	13,690	294	15,324
Total	1,335	366	14,835	1,096	17,632

(a)The provision for other employee entitlements includes a provision for long service leave of US$275 million (31 December 2021: US$272 million), based on the relevant entitlements in certain Group operations and includes US$31 million (31 December 2021: US$60 million) of provision for redundancy and severance payments.

(b)Close-down, restoration and environmental liabilities at 30 June 2022 have not been adjusted for closure related receivables amounting to US$391 million (31 December 2021: US$410 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
(c)The way we calculate the cost of fulfilling a contract when assessing whether it is onerous has changed with the adoption of the amendments of IAS 37 (refer to note 2). This has led to an increase in the opening provision by US$17 million.

(d)Higher inflation has driven increases in closure and restoration/environmental liabilities. The Income Statement charge for amortisation of discount of US$503 million (30 June 2021: US$207 million) incorporates inflation expectations for 2022 as at the start of the year. We also recorded adjustments to mining properties and charges within operating costs of US$360 million and US$180 million respectively, reflecting changes in forecast cash flows due to our current outlook on inflation being in excess of expectations at the start of the year.